SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Outstanding
Number of options | shares	2,003,939
Exercisable
Number of options | shares	1,232,748
$15.12-19.75 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 15.12
Ranges of exercise price, Upper limit	$ 19.75
Number of options | shares	331,899
Weighted average remaining contractual life (years)	4 years 7 months 13 days
Weighted average exercise price	$ 17.63
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
$22.5-24.89 [Member]
Outstanding
Ranges of exercise price, Lower limit	22.5
Ranges of exercise price, Upper limit	$ 24.89
Number of options | shares	1,280,769
Weighted average remaining contractual life (years)	1 year 8 months 8 days
Weighted average exercise price	$ 23.29
Exercisable
Number of options | shares	987,866
Weighted average exercise price	$ 23.32
$25.25-29.1 [Member]
Outstanding
Ranges of exercise price, Lower limit	25.25
Ranges of exercise price, Upper limit	$ 29.1
Number of options | shares	200,149
Weighted average remaining contractual life (years)	1 year 9 months 25 days
Weighted average exercise price	$ 27.4
Exercisable
Number of options | shares	134,488
Weighted average exercise price	$ 26.93
$32.71-35.43 [Member]
Outstanding
Ranges of exercise price, Lower limit	32.71
Ranges of exercise price, Upper limit	$ 35.43
Number of options | shares	191,122
Weighted average remaining contractual life (years)	3 years 1 month 9 days
Weighted average exercise price	$ 33.06
Exercisable
Number of options | shares	110,394
Weighted average exercise price	$ 32.97